CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Series C Preferred Stock Preferred Stock Series C Preferred Stock	Series C Preferred Stock Preferred Stock	Preferred Stock Series D Preferred Stock Accrued Salaries	Preferred Stock Series D Preferred Stock Preferred Stock Series D	Preferred Stock Series D Preferred Stock Stock Issued For Dividends Payable	Preferred Stock Series D Preferred Stock	Preferred Stock Series D Common Stock Stock Issued For Dividends Payable	Preferred Stock Series D Additional Paid-in capital Accrued Salaries	Preferred Stock Series D Additional Paid-in capital Stock Issued For Dividends Payable	Preferred Stock Series D Accrued Salaries	Preferred Stock Series D Stock Issued For Dividends Payable	Preferred Stock Series X Preferred Stock Conversion of Shares to Common Stock	Preferred Stock Series X Preferred Stock	Preferred Stock Series X Common Stock Conversion of Shares to Common Stock	Preferred Stock Series X Common Stock	Preferred Stock Series X Additional Paid-in capital Conversion of Shares to Common Stock	Preferred Stock Series X Additional Paid-in capital	Preferred Stock Series X	Series A Preferred Stock Additional Paid-in capital	Series A Preferred Stock	Preferred Stock Series F Preferred Stock Convertible Debt	Preferred Stock Series F Preferred Stock Accounts Payable	Preferred Stock Series F Preferred Stock Accrued Salaries	Preferred Stock Series F Preferred Stock Debt and Accrued Salaries	Preferred Stock Series F Preferred Stock Series C Preferred Stock	Preferred Stock Series F Preferred Stock Preferred Stock Series D	Preferred Stock Series F Preferred Stock Stock Issued For Dividends Payable	Preferred Stock Series F Preferred Stock	Preferred Stock Series F Common Stock Stock Issued For Dividends Payable	Preferred Stock Series F Additional Paid-in capital Convertible Debt	Preferred Stock Series F Additional Paid-in capital Accounts Payable	Preferred Stock Series F Additional Paid-in capital Debt and Accrued Salaries	Preferred Stock Series F Additional Paid-in capital Stock Issued For Dividends Payable	Preferred Stock Series F Convertible Debt	Preferred Stock Series F Accounts Payable	Preferred Stock Series F Debt and Accrued Salaries	Preferred Stock Series F Stock Issued For Dividends Payable	Related Party Common Stock	Related Party Additional Paid-in capital	Related Party	Nonrelated Party Common Stock	Nonrelated Party Additional Paid-in capital	Nonrelated Party	Common Stock Howe	Common Stock Convertible Debt	Common Stock Accounts Payable and Debt	Common Stock Accounts Payable	Common Stock Commitments	Common Stock True-up Agreement	Common Stock Shares Previously Subscribed	Common Stock	Additional Paid-in capital Howe	Additional Paid-in capital Convertible Debt	Additional Paid-in capital Accounts Payable and Debt	Additional Paid-in capital Accounts Payable	Additional Paid-in capital Commitments	Additional Paid-in capital True-up Agreement	Additional Paid-in capital Shares Previously Subscribed	Additional Paid-in capital Series C Preferred Stock	Additional Paid-in capital Preferred Stock Series D	Additional Paid-in capital	Common Stock Subscribed Shares Previously Subscribed	Common Stock Subscribed	Accumulated Deficit	Howe	Convertible Debt	Accounts Payable and Debt	Accounts Payable	Commitments	True-up Agreement	Series C Preferred Stock	Preferred Stock Series D	Total
Balance at Dec. 31, 2022		$ 10,476				$ 31,000							$ 242																																						$ 46,305										$ 29,452,514		$ 36,575	$ (48,714,461)									$ (19,137,349)
Balance (in Shares) at Dec. 31, 2022		1,047,619				3,100,000							24,227																																						4,630,372
Stock issued for conversion of debt	$ (10,476)		$ (5,000)	$ (23,500)				$ 159,899		$ 154,906					$ 283		$ 60,281	$ 60,564			$ 90	$ 2	$ 7	$ 22	$ 22	$ 41				$ 9,523,088	$ 146,212	$ 2,137,033		$ 9,523,178	$ 146,214	$ 2,137,055									$ 571	$ 1,816	$ 2,476						$ 82,885	$ 3,632	$ 77,027				$ 1,198,450	$ 1,610,965						$ 83,456	$ 5,448	$ 79,503			$ 1,187,996	$ 1,587,506
Stock issued for conversion of debt (in Shares)	(1,047,619)		(500,000)	(2,350,000)											28,275						9,027	147	655	2,138	2,289	4,055																			57,138	181,606	247,776
Forgiveness of related party loans for sale of assets																																																					$ 2,454,774													$ 2,454,774
Preferred stock dividends																																																													(1,719,781)												(1,719,781)
Net income loss																																																																(13,332,363)									(13,332,363)
Shares sold for cash																												$ 17																																	1,583,483												1,583,500
Shares sold for cash (in Shares)																												1,746
Common stock issued for services																																																			$ 3,000										894,000												$ 897,000
Common stock issued for services (in Shares)																																																			300,000
Fee shares																																												$ 222								$ 18,537													$ 18,759
Fee shares (in Shares)																																												22,174
Shares issued																																																$ 30	$ 947	$ 30						$ 3,778	$ 118,423	$ 36,545				$ (36,575)							$ 3,808	$ 119,370
Shares issued (in Shares)																																																2,952	94,738	2,926																							247,776
Vesting of stock options issued to employees																																																													3,732												$ 3,732
Series A dividends previously satisfied																			$ 10,967	$ 10,967
Balance at Dec. 31, 2023						$ 2,500							$ 242															$ 201																							$ 55,680										47,856,444			(62,046,824)									(14,131,757)
Balance (in Shares) at Dec. 31, 2023						250,000							24,227															20,057																							5,567,957
Stock issued for conversion of debt					$ (1,000)		$ 308		$ 100,857		$ 100,165	$ (117)		$ 868	$ 1,411	$ (751)	103,043	104,454									$ (84)		$ 18,899				$ 968,676				$ 987,491	$ 793	$ 362,067	$ 362,860	$ 1,541	$ 40,067	$ 41,608				$ 2,373								$ 59,955													$ 62,328
Stock issued for conversion of debt (in Shares)					(100,000)		30,802					(11,724)		86,788	141,122												(8,333)		1,889,835									79,298			154,107						237,349
Release of true-up obligation on commitment shares																																																													152,945												152,945
Establishment of derivative liability of conversion feature upon default																																																													(100,551)												(100,551)
Exchange of Series D and Series F Preferred for Series A Preferred						$ (1,250)																						$ (117)																																	(11,853,882)			703,420									(11,151,829)
Exchange of Series D and Series F Preferred for Series A Preferred (in Shares)						(125,000)																						(11,724)
Preferred stock dividends																																																													(1,033,729)												(1,033,729)
Net income loss																																																																(2,511,947)									(2,511,947)
Shares sold for cash (in Shares)																																								79,298			237,349
Shares issued													$ 72				$ 179,928	$ 180,000																																	$ 15,750										506,266												$ 522,016
Shares issued (in Shares)													7,200																																						1,575,000																						300,000
Balance at Dec. 31, 2024						$ 250							$ 197																																						$ 97,623										$ 37,341,335			$ (63,855,351)									$ (26,415,946)
Balance (in Shares) at Dec. 31, 2024						25,000							19,703																																						9,762,258